NorthRoad International Fund
SUMMARY FUND DATA
Investment Objectives/Goals
The NorthRoad International Fund (the “Fund”), formerly known as the Madison Mosaic Small/Mid-Cap Fund, seeks long-term capital appreciation by investing in non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)		NorthRoad International Fund
Maximum sales charge (load)		none
Redemption fee	[1]	none
Exchange fee		none
[1]	There will be a $15 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire, if greater.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NorthRoad International Fund
Management fee	[1]	0.80%
Distribution (12b-1) fees		none
Other expenses	[1]	0.35%
Total annual fund operating expenses		1.15%
[1]	The expense information in the table has been restated to reflect current fees.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
NorthRoad International Fund	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of companies with a market capitalization of approximately $3 billion or greater that are domiciled in countries other than the U.S.  The Fund may invest directly in these securities, or may invest through American Depository Receipts (“ADRs”), which are receipts typically issued by a U.S. financial institution evidencing ownership of underlying securities of foreign corporate issuers.  The Fund expects to have a relatively focused portfolio of between 25-40 holdings, and will invest its assets using a value oriented, bottom-up, fundamental investment process.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security's price falls, the share price of the Fund will go down (unless another security's price rises by an offsetting amount).  If the Fund's share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.
•	Higher trading and custody charges compared to securities of U.S. companies.
•	Different accounting and reporting practices than U.S. companies.
•	Less stringent securities regulations than those of the U.S.
•

Potential economic instability.  Differences in gross national product, rate of inflation and industry diversification may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Risk/Return Bar Chart and Table

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective June 30, 2011, the Fund changed its name from the Madison Mosaic Small/Mid-Cap Fund to the NorthRoad International Fund and changed its investment objective and investment policies, and added a subadviser to manage its assets.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

Calendar Year Returns[1]

[1] For the periods shown prior to June 30, 2011 in the above chart, the Fund returns reflect the Fund's performance prior to   the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-7.80% (quarter ended 3-30-09)

Average Annual Total Returns* (for the periods ended December 31, 2010)
Average Annual Total Returns NorthRoad International Fund		1 Year	Since Inception	Inception Date
Return before taxes		18.42%	23.91%	Jan. 01, 2009
After Taxes on Distributions		16.84%	21.41%	Jan. 01, 2009
After Taxes on Distributions and Sales		12.80%	19.31%	Jan. 01, 2009
MSCI EAFE (reflects no deduction for fees, expenses or taxes)	[1]	7.75%	19.16%
Russell 2500® (reflects no deduction for fees, expenses or taxes)	[1]	26.71%	32.37%
[1]	Effective June 30, 2011, the Russell 2500® Index was replaced with the MSCI EAFE Index as the benchmark against which the Fund measures its performance because Madison believes the new index better reflects the Fund's investment strategies.

* For the periods shown prior to June 30, 2011 in the above chart, the Fund returns reflect the Fund's performance prior to the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.